Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 2,396	$ 2,200
Less: accumulated depreciation and amortization		1,008	612
Property and equipment, net	$ 1,197	1,388	1,588
Software Systems [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,361	1,105
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		554	606
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		347	355
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		121	121
Computers, electronics and related [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 13	$ 13